Fees Summary	Jan. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 148,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	20,438.80
Total Offset Amount	0.00
Net Fee	$ 20,438.80